Finance Receivables - Summary of Finance Leases Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Text Block [Abstract]
Lease payments	¥ 1,771,102	¥ 1,511,577
Estimated unguaranteed residual values	576,839	519,703
Total	2,347,941	2,031,280
Deferred origination costs	15,807	13,701
Less - Unearned income	(190,954)	(169,098)
Less - Allowance for credit losses	(36,985)	(33,455)
Finance leases receivables, net	¥ 2,135,809	¥ 1,842,429